Stock-based compensation (Details Textual) $ / shares in Units, $ in Millions			6 Months Ended
		May 05, 2017 shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 CAD / shares	Jun. 30, 2016 USD ($) shares	May 23, 2017 $ / shares	May 09, 2017 $ / shares
Allocated Share-based Compensation Expense | $			$ 0.2		$ 0.1
Bonus Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares		100,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares			65,000		100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | CAD / shares	[1]			CAD 0.62
Employee Stock Option [Member] | Range Six [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 0.62
Mason Resources Corp [Member]
Share Price | $ / shares						$ 0.45	$ 0.45

[1]	The weighted average exercise prices are before the exercise price adjustment applied pursuant to the Arrangement (Note 2). The exercise prices were adjusted such that the aggregate In-the-Money amounts for the outstanding options remain the same before and after the Arrangement.